RELATED PARTY DISCLOSURES - Schedule of remuneration of key management personnel of the Group (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY DISCLOSURES
Directors' fee	$ 215	$ 180
Short-term employee benefits	1,554	1,324	$ 1,348
Performance related bonuses	1,616	1,464	263
Retirement benefit scheme contributions	96	74	10
Remuneration of key management personnel of the group	$ 3,481	$ 3,042	$ 1,621